Share-Based Compensation - Additional Information (Details) - $ / shares	1 Months Ended				3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Feb. 28, 2022	Dec. 31, 2021	Apr. 30, 2020	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise of stock options (in shares)	242,500		72,660			72,660
Number of shares terminated							78,979
Exercise price per share	$ 1.07					$ 1.07
Options awarded during period						481,500	36,393	1,756,279
Significant shareholder threshold used for determining exercise price						10.00%	10.00%
Exercise price as a percentage of fair value						100.00%	100.00%
Exercise price as a percentage of fair value for shareholders owning specified minimum amount						110.00%	110.00%
Option terms for shareholders owning specified minimum amount						5 years	5 years
Stock Option and Incentive Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options				3,032,787
Terms of award				10		10
Stock Option and Incentive Plan 2020 | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				2 years		2 years
Stock Option and Incentive Plan 2020 | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years		4 years
Stock Option and Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options	2,500,000			2,500,000		2,500,000
Exercise of stock options (in shares)						28,500
Exercise price per share	$ 1.24	$ 2.45			$ 2.12	$ 1.24
Options available for future grants	645,228					645,228
Options | Stock Option and Incentive Plan 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options			78,979				78,979	1,756,279	36,393
Options available for future grants	1,362,107		1,713,693			1,362,107	1,713,693
Options vested and exercisable			1,042,534				1,042,534
Options | Stock Option and Incentive Plan 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares approved for issuance of options			36,393				36,393
Exercise of stock options (in shares)		259,000			194,000
Number of shares terminated			78,979